Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	LIMINAL BIOSCIENCES INC.
Entity Central Index Key	0001351172
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	31,042,560
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Trading Symbol	LMNL
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NASDAQ
Entity File Number	001-39131
Entity Incorporation, State or Country Code	Z4
Entity Address, Country	CA
Entity Address, Address Line One	440 Armand-Frappier Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Laval, Quebec
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H7V 4B4
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Oakville, Canada
Auditor Firm ID	271
Business Contact
Document Information [Line Items]
Contact Personnel Name	Bruce Pritchard
Entity Address, Address Line One	440 Armand-Frappier Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Laval
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H7V 4B4
City Area Code	+1 450
Local Phone Number	781 0115